EMPLOYEE FUTURE BENEFITS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
17.	EMPLOYEE FUTURE BENEFITS

The company maintains pension benefit plans for all salaried employees, which include defined benefit and defined contribution segments.  Employees hired subsequent to January 1, 1994 enroll in the defined contribution segment. Effective January 1, 2010, employees in the defined benefit plan ceased to accrue future benefits under the defined benefit segment of the plan and began to participate in the defined contribution segment of the plan. The company also maintains pension benefits for former hourly employees that are not covered by union pension plans. Unionized employees of the company are members of multi-employer industry-wide pension plans to which the company contributes a predetermined amount per hour worked by an employee.

The company provides other benefit plans consisting of provincial medical plan premiums, life insurance, extended health care and dental benefits to employees.  Certain extended health benefits with an actuarial value of $24.8 million were compromised under the creditor protection proceedings in 2012.

Defined contribution plans

For the defined contribution segment, the company’s contributions are based on a percentage of an employee’s earnings with the company’s funding obligations being satisfied upon crediting contributions to an employee’s account. The pension expense under the defined contribution payment is equal to the company’s contribution.

Defined benefit plans

The defined benefit segment provides a pension based on years of service and earnings. Benefits accrued under the defined benefit segment of the plan for service prior to January 1, 2010 will remain in the defined benefit plan and will continue to be eligible for future salary growth and early retirement subsidies.

The company measured the fair value of plan assets and the projected benefit obligations for accounting purposes on December 31, 2013 with the assistance of its independent actuaries. Changes in the funding status of these plans not recognized in net periodic benefit costs were reflected as an adjustment to Accumulated other comprehensive income (loss). Subsequent to the closure of the Snowflake mill, the company no longer has a projected benefit obligation under the Snowflake Salaried Retiree Medical and Life Insurance Plan.

Special portability option

The company offered members of its defined benefit pension plan for salaried employees (Salaried Plan) a one-time reduced lump-sum payment option as full settlement of their entitlements under the plan. Members had to make their elections by no later than December 15, 2012, and had until June 30, 2013 to revoke such elections in favour of continuing to receive retirement benefits in the form of a monthly pension.

Members who exercised the election received reduced lump-sum payments calculated as the commuted value of future pension payments multiplied by the solvency ratio of the Salaried Plan on December 31, 2012. In addition, these members will receive quarterly top-up payments over the next four years totaling 8% of their commuted value. Commuted value is the amount a plan member needed to invest on December 31, 2012 to provide for future pension benefits, incorporating an interest rate based on Government of Canada bonds.

Members of the Salaried Plan who exercised the election under the special portability election option received lump-sum payments of $38.3 million in July 2013. These lump-sum payments represented a partial settlement of the Salaried Plan in the third quarter. On the effective settlement date, deemed for accounting purposes to be July 1, 2013, the company measured the fair value of plan assets and the projected benefit obligation of the Salaried Plan with the assistance of its independent actuaries. The company recognized a net actuarial gain of $15.1 million in other comprehensive income, consisting of an actuarial gain of $6.2 million with respect to members remaining in the plan, and an actuarial gain of $8.9 million with respect to members electing to settle their benefits under the special portability election option. The net actuarial gain included a settlement credit of $16.6 million; members who exercised the election exchanged pension benefits with total commuted value of $59.6 million for reduced lump-sum payments of $38.3 million and quarterly top-up payments over the next four years totaling 8% of commuted value with a present value of $4.7 million on July 1, 2013. A portion of net actuarial gain of $2.6 million, pro-rated based on the percentage of benefit obligations settled under the special portability election option, was reclassified from accumulated other comprehensive income to earnings.

Components of net periodic benefit cost recognized
	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30	Year ended December 31
Pension benefit plans	2013	2012	2012	2011
Defined benefit plan
Service cost for the period	$1.1	$0.2	$1.0	$1.4
Interest cost	14.0	3.7	12.3	17.7
Expected return on assets	(13.3)	(3.6)	(11.2)	(16.5)
Recognition (reversal) of downsizing program	–	–	(0.2)	1.7
Amortization of unrecognized items:
Actuarial (gains) losses	–	–	6.4	7.9
Prior service costs	–	–	0.3	0.4
	1.8	0.3	8.6	12.6
Defined contribution plan
Service cost for the period	2.5	0.7	2.4	3.4
Multi-employer industry-wide pension plan service cost for the period	8.5	2.0	7.5	10.1
Net periodic benefit cost for pension benefit plans	$12.8	$3.0	$18.5	$26.1

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30	Year ended December 31
Other benefit plans	2013	2012	2012	2011
Service cost for the period	$2.0	$0.4	$1.0	$1.3
Interest cost	5.9	1.5	5.3	7.6
Amortization of unrecognized items:
Actuarial (gains) losses	–	–	0.1	0.4
Prior service credits	–	–	(2.8)	(3.7)
Net periodic benefit cost for other benefit plans	$7.9	$1.9	$3.6	$5.6

Change in projected defined benefit plan obligation and fair value of plan assets

The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans			Other benefit plans
	Successor		Predecessor	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
	2013	2012	2012	2013	2012	2012
Change in benefit obligation
Projected benefit obligation at beginning of period	$386.5	$393.9	$383.8	$149.2	$150.8	$162.3
Service cost for the period	1.1	0.2	1.0	2.0	0.4	1.0
Interest cost	14.0	3.7	12.3	5.9	1.5	5.3
Benefit payments	(29.0)	(7.8)	(22.9)	(5.2)	(1.5)	(5.6)
Recognition (reversal) of downsizing program	-	-	(0.2)	-	-	(1.4)
Elimination of extended health benefits for retirees	-	-	-	-	-	(24.8)
Settlement	(38.4)
Actuarial losses (gains) and other adjustments	(17.0)	(3.5)	19.9	(0.1)	(2.0)	14.0
Projected benefit obligation at end of period	$317.2	$386.5	$393.9	$151.8	$149.2	$150.8
Change in plan assets
Fair value of defined benefit plan assets at beginning of period	$233.0	$231.9	$226.9	$-	$-	$-
Actual return on plan assets	23.0	4.3	13.4	-	-	-
Company contributions	11.3	4.6	14.5	5.2	1.5	5.6
Other	-	-	-	-	-	-
Settlement	(38.4)
Benefit payments	(29.0)	(7.8)	(22.9)	(5.2)	(1.5)	(5.6)
Fair value of assets at end of period	$199.9	$233.0	$231.9	$-	$-	$-

Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Projected benefit obligation at end of period	$317.2	$386.5	$393.9	$151.8	$149.2	$150.8
Fair value of plan assets at end of period	199.9	233.0	231.9	-	-	-
Funded status	$(117.3)	$(153.5)	$(162.0)	$(151.8)	$(149.2)	$(150.8)

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Other assets (note 14)	$0.1	$0.2	$0.2	$-	$-	$-
Accounts payable and accrued liabilities (note 15)	(8.2)	(7.4)	(7.3)	(6.1)	(5.8)	(5.3)
Employee future benefits	(109.2)	(146.3)	(154.9)	(145.7)	(143.4)	(145.5)
	$(117.3)	$(153.5)	$(162.0)	$(151.8)	$(149.2)	$(150.8)

Of the total funding deficit of $117.3 million (December 31, 2012 -  $153.5 million; September 30, 2012 - $162.0 million) in the company’s various defined benefit pension plans, $45.9 million (December 31, 2012 - $83.3 million; September 30, 2012 - $90.3 million) is related to funded defined benefit pension plans and $71.4 million (December 31, 2012 - $70.2 million; September 30, 2012 - $71.7 million) to “pay-as-you-go” unfunded defined benefit pension plans. In addition, all of the other post-retirement benefit plans, consisting of group health care and life insurance, which had a deficit of $151.8 million (December 31, 2012 -$149.2 million; September 30, 2012 - $150.8 million) is related to “pay-as-you-go” plans.

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Accumulated gain (loss)	$28.7	4.6	$-	$2.1	2.0	$-
Accumulated other comprehensive income (loss)	$28.7	$4.6	$-	$2.1	$2.0	$-

Amounts before taxes included in other comprehensive income (loss)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
Pension benefit plans	2013	2012	2012
Amortization of employee future benefits	$–	$–	$6.6
Net gain (loss)	26.7	4.6	(17.4)
Settlement gain on special pension portability election	(2.6)	–	–
Net amount recognized in other comprehensive income (loss)	$24.1	$4.6	$(10.8)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Other benefit plans	2013	2012	2012
Amortization of employee future benefits	$–	$–	$(2.7)
Net gain (loss)	0.1	2.0	(14.3)
Net amount recognized in other comprehensive income (loss)	$0.1	$2.0	$(17.0)

An estimated amount of $0.3 million of gains for pension plans will be amortized from accumulated other comprehensive income (loss) to net periodic benefit cost in 2014.

Estimated future benefit payments

Total cash payments for employee future benefits for the year ended December 31, 2013, consisting of cash contributed by the company to its funded pension plans, cash payments directly to beneficiaries for its unfunded benefit plans, cash contributed to its defined contribution plans and cash contributed to its multi-employer industry-wide plan, was $27.7 million (2012 – $38.8 million). During 2014, the company expects to contribute approximately $23.6 million to all of the above pension plans and approximately $6.3 million to its other benefit plans.

The following table presents estimated future benefit payments from the plans as of December 31, 2013. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans
2014	27.6	6.3
2015	27.2	6.7
2016	26.8	7.1
2017	25.6	7.6
2018	24.2	8.0
2019 - 2022	110.0	48.2

Plan assets allocation
The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:
	Successor
	As at December 31,		As at September 30,
Plan assets	2013	2012	2012
Equity securities	55.8%	56.2%	57.3%
Fixed income securities	37.8%	38.6%	37.6%
Real estate	6.4%	5.2%	5.1%
Total	100.0%	100.0%	100.0%

Fair value of plan assets

The following tables present information about the fair value of pension and other benefit plan assets:

		Fair value hierarchy
As at December 31, 2013 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.3	$2.3	$–	$–
Equity securities:
Global equity pooled funds [1]	72.8	–	72.8	–
Canadian equity pooled funds [2]	38.8	–	38.8	–
Fixed income securities:
Canadian long bond pooled funds [3]	35.7	–	35.7	–
Canadian bond pooled funds [3]	37.4	–	37.4	–
Forward currency contracts [4]	–	–	–	–
Real estate [5]	12.9	–	12.9	–
Total	$199.9	$2.3	$197.6	$–

		Fair value hierarchy
As at December 31, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.8	$2.8	$–	$–
Equity securities:
Global equity pooled funds [1]	85.5	–	85.5	–
Canadian equity pooled funds [2]	45.2	–	45.2	–
Fixed income securities:
Canadian long bond pooled funds [3]	43.7	–	43.7	–
Canadian bond pooled funds [3]	43.9	–	43.9	–
Forward currency contracts [4]	(0.1)	–	(0.1)	–
Real estate [5]	12.0	–	12.0	–
Total	$233.0	$2.8	$230.2	$–

		Fair value hierarchy
As at September 30, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.7	$2.7	$–	$–
Equity securities:
Global equity pooled funds [1]	84.2	–	84.2	–
Canadian equity pooled funds [2]	46.3	–	46.3	–
Fixed income securities:
Canadian long bond pooled funds [3]	43.4	–	43.4	–
Canadian bond pooled funds [3]	43.5	–	43.5	–
Forward currency contracts [4]	–	–	–	–
Real estate [5]	11.8	–	11.8	–
Total	$231.9	$133.2	$98.7	$–

1
This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (CDN$) Index.

2
This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.

3
This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.

4	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.
5	This category includes direct investment in office, industrial, retail and residential real estate.

Cash and cash equivalents are primarily used to pay benefits and are recorded at carrying value which approximates fair value.

Equity and fixed income securities are comprised of pooled fund trusts, the fair values of which are measured using the net asset values of the funds, as calculated by the respective investment managers, and have daily or monthly liquidity. Net asset values are determined using quoted market prices for the actively traded securities in which the fund has invested. The funds do not invest in securities that are not actively traded.

Forward currency contracts are comprised of over-the-counter instruments and their fair value is measured using the discounted difference between contractual rates and market spot rates.

Real estate is comprised of income producing office, distribution & warehouse, retail and multi-family properties, held through an open pooled fund.  The fair value is based on market assessments performed on a periodic basis by independent experts on each of the properties held by the fund.

Multi-employer benefit plans

The following table provides information about the company’s two multi-employer pension plans:

		Pension Protection Act Zone Status [2]			Contributions by Catalyst Paper [4]
					Successor		Predecessor
Pension Fund	EIN / Pension plan number [1]	2013	2012	FIP / RP status pending / implemented [3]	Year ended December 31, 2013	Three months ended December 31, 2012	Nine months ended September 30, 2012	Year ended December 31, 2011	Surcharge imposed	Expiration date [5]
Pulp and Paper Industry Pension Plan [6]	BCFIC-P085324 CRA-0394940	Green	Green	No	$8.5	$1.9	$6.8	$9.2	No	4/30/2017
PACE Industry Union-Management Pension Fund [7]	11-6166763-001	Red	Red	Implemented	1.0	0.1	0.7	0.9	No	1/3/2014

1	Employer identification number and three digit pension plan number.

2
Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.

3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.

4
The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.

5	Expiration date of collective bargaining agreement on December 31, 2013.

6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers’ Union (CEP).

7
Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Contributions to the Pulp and Paper Industry Pension Plan are based on a percentage of earnings to a cap in hours worked and contributions to the PACE Industry Union-Management Pension Fund are based on a contribution per hour worked to a maximum cap in hours worked. The risks of participating in multi-employer plans differ from single-employer plans in the following ways:

1.	The company’s contributions to multi-employer plans may be used to provide benefits to employees of other participating employers.

2.	If a participating employer were to stop contributing to a multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

3.	If the company chose to stop participating in a multiemployer plan, it may be required to pay an amount to that plan based on the underfunded status of the plan, referred to as a withdrawal liability.

As disclosed in note 8, Assets held for sale and discontinued operations, the closure of the Snowflake mill on September 30, 2012 resulted in the incurrence of a withdrawal liability of US$11.7 million related to the PACE Industry Union Management Pension Fund.

Significant assumptions

Actuarial assumptions used in accounting for the company-maintained benefit plans were:

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
Other benefit plans	2013	2012	2012
Benefit obligations at period end,
Discount rate	4.50%	4.00%	3.90%
Rate of compensation increase	1.00%	2.00%	2.00%
Net benefit cost for the period ended,
Discount rate	4.00%	3.90%	4.40%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	6.50%	6.50%	6.75%
Assumed health care cost trend rate at period end,
Extended health benefits:
Initial health care cost trend rate	6.00%	6.00%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	6.00% in 2012 and 4.50% thereafter	6.00% in 2011 and 2012, and 4.50% thereafter

The discount rate for the company’s plans was based on the market interest rate on high-quality debt instruments currently available and expected to be available during the period to maturity of the benefit plans. For December 31, 2013, December 31,  2012 and  September 30, 2012, the discount rates were based on AA corporate bond yields as of those dates respectively. In determining the rate of compensation increases, management considered the general inflation rate, productivity and promotions. For the health care cost inflation rate, management considered the trend in extended health care and dental costs in Canada and the impact of inflation on medical service plan premiums. The expected rate of return on plan assets reflects management’s best estimate regarding the long-term expected return from all sources of investment return based on the company’s target asset allocation. The 2013 expected rate of return on plan assets was 6.5% per annum, which was based on a target allocation of approximately 40% Canadian bonds, which were expected to earn approximately 3.3% per annum in the long term, 18% Canadian equity securities, which were expected to earn approximately 8.0% per annum in the long term, and 37% global equity securities, which were expected to earn approximately 8.4% per annum in the long term, and 5% real estate, which were expected to earn approximately 7.5% per annum in the long term. The 2013 expected rate of return on plan assets also included a provision of 0.6% per annum in recognition of additional net returns assumed to be achieved due to active management and periodic rebalancing to maintain the plan’s investment policy, net of investment manager fees, less a margin of 0.3% per annum for non-investment expenses expected to be paid from the plans. The mortality assumption as at December 31, 2013 for the Hourly Bridge, Plan A, Plan C and hourly post-retirement benefits other than pension was the 1994 Uninsured Pensioner Mortality Table and for all other programs was 90% of the 1994 Uninsured Pensioner Mortality Table.

The company’s investment policy recognizes the long-term pension liabilities, the benefits of diversification across asset classes and the effects of inflation. The diversified portfolio is designed to maximize returns consistent with the company’s tolerance for risk. All assets are managed by external investment firms. These firms are constrained by specific mandates and objectives and their performance is measured against appropriate benchmarks. The asset allocation for each plan is reviewed periodically and is rebalanced toward target asset mix when asset classes fall outside of a predetermined range. Portfolio risk is controlled by having fund managers comply with guidelines, by establishing and monitoring the maximum size of any single holding in their portfolios and by using fund managers with different investment styles. The portfolio includes holdings of Canadian and international equities, Canadian high-quality and high-yield fixed income securities, and cash and cash equivalents. A series of permitted and prohibited investments are listed in the company’s investment policy. The use of derivative instruments is restricted and must be in accordance with the company’s policy. Prohibited investments include categories of assets or instruments not specifically provided for in the company’s investment policy.

Sensitivity analysis

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost rates would have the following effects for 2014:

Other benefit plans	Increase	Decrease
Total of service and interest cost	$1.0	$(0.9)
Accrued benefit obligation at December 31	18.0	(15.5)